DECONSOLIDATION OF GOLAR PARTNERS - Components of Ownership Interest (Details) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	Dec. 31, 2012		Dec. 13, 2012		Dec. 31, 2011
Deconsolidation:
Cost method investments	$ 198,524				$ 7,347
Equity in net assets of non-consolidated investees	367,656				22,529
Golar LNG Partners
Deconsolidation:
Available-for-sale securities			346,950	[1]
Fair value of investment			900,926	[2]
Available-for-sale securities, shares held	11.8
Available-for-sale securities, percentage of shares held	32.60%
Golar LNG Partners
Deconsolidation:
Cost method investments	191,177	[3]	191,177	[3]	0
Cost method investments, percentage of general partner interest	2.00%
Cost method investments, percentage of incentive distribution rights	100.00%
Golar LNG Partners
Deconsolidation:
Equity in net assets of non-consolidated investees	$ 362,064		$ 362,799	[4]	$ 0
Equity method investments, shares held	15.9
Equity method investments, percentage of shares held	100.00%

[1]	Common units (available-for-sale securities)As of the deconsolidation date and December 31, 2012, the Company held 11.8 million common units representing 32.6% of the common units in issue, as a class. The Company's holding in the voting common units of Golar Partners have been accounted for under the guidance for available-for-sale securities on the basis that during the subordination period the common units have preferential dividend and liquidation rights. Accordingly, these securities are carried at fair value and any unrealized gains and losses on these securities are reflected directly in equity unless a realized loss is considered "other-than-temporary", in which case it is transferred to the statement of operations. Dividends received from its common units in Golar Partners during the subordination period will be recorded in the consolidated statement of operations in the line item "Dividend income".
[2]	Fair value of investment in Golar PartnersThe fair value of the Company's residual interest in Golar Partners comprised of the following:(in thousands of $)As of December 13, 2012Common units (i) (see note 21)346,950General Partner units and Incentive Distribution Rights ("IDRs") (ii) (see note 22)191,177Subordinated units (iii) (see note 13)362,799 900,926(i) Common units (available-for-sale securities)As of the deconsolidation date and December 31, 2012, the Company held 11.8 million common units representing 32.6% of the common units in issue, as a class. The Company's holding in the voting common units of Golar Partners have been accounted for under the guidance for available-for-sale securities on the basis that during the subordination period the common units have preferential dividend and liquidation rights. Accordingly, these securities are carried at fair value and any unrealized gains and losses on these securities are reflected directly in equity unless a realized loss is considered "other-than-temporary", in which case it is transferred to the statement of operations. Dividends received from its common units in Golar Partners during the subordination period will be recorded in the consolidated statement of operations in the line item "Dividend income".(ii) General Partner units and IDRsThe Company's 2% general partner interest and 100% of the incentive distribution rights (IDRs) in Golar Partners have been accounted for as cost-method investments on the basis that the general partner interests have preferential liquidation and dividend rights during the subordination period. The Company's interest in the general partner units have been recorded at their fair value as of December 13, 2012, based on the share price of the publicly traded common units of Golar Partners but adjusted for restrictions over their transferability and reduction in voting rights. The fair value of the IDRs as of December 13, 2012 was determined using a Monte Carlo simulation method. This simulation was performed within the Black Scholes option pricing model then solved via an iterative process by applying the Newton-Raphson method for the fair value of the IDRs, such that the price of a unit output by the Monte Carlo simulation equalled the price observed in the market. The method took into account the historical volatility, dividend yield as well as the share price of the units as of the deconsolidation date.(iii) Subordinated unitsAs of the deconsolidation date and December 31, 2012, the Company held 15.9 million units representing 100% of the subordinated units. The Company's holding in the subordinated units of Golar Partners have been accounted for under the equity method on the basis that the subordinated units are considered to be, in-substance, common stock for accounting purposes. The fair value on December 13, 2012, was determined based on the quoted market price of the listed common units as of the deconsolidation date but discounted principally for their non-tradability and subordinated dividend and liquidation rights during the subordination period. The subordination period will end on the satisfaction of various tests as prescribed in the Partnership Agreement, but will not end before March 31, 2016, except with the removal of the Company as the general partner. Upon the expiration of the subordination period, the subordinated units will convert into common units.
[3]	General Partner units and IDRsThe Company's 2% general partner interest and 100% of the incentive distribution rights (IDRs) in Golar Partners have been accounted for as cost-method investments on the basis that the general partner interests have preferential liquidation and dividend rights during the subordination period. The Company's interest in the general partner units have been recorded at their fair value as of December 13, 2012, based on the share price of the publicly traded common units of Golar Partners but adjusted for restrictions over their transferability and reduction in voting rights. The fair value of the IDRs as of December 13, 2012 was determined using a Monte Carlo simulation method. This simulation was performed within the Black Scholes option pricing model then solved via an iterative process by applying the Newton-Raphson method for the fair value of the IDRs, such that the price of a unit output by the Monte Carlo simulation equalled the price observed in the market. The method took into account the historical volatility, dividend yield as well as the share price of the units as of the deconsolidation date.
[4]	Subordinated unitsAs of the deconsolidation date and December 31, 2012, the Company held 15.9 million units representing 100% of the subordinated units. The Company's holding in the subordinated units of Golar Partners have been accounted for under the equity method on the basis that the subordinated units are considered to be, in-substance, common stock for accounting purposes. The fair value on December 13, 2012, was determined based on the quoted market price of the listed common units as of the deconsolidation date but discounted principally for their non-tradability and subordinated dividend and liquidation rights during the subordination period. The subordination period will end on the satisfaction of various tests as prescribed in the Partnership Agreement, but will not end before March 31, 2016, except with the removal of the Company as the general partner. Upon the expiration of the subordination period, the subordinated units will convert into common units.